NATURE OF OPERATIONS (Details)	12 Months Ended
	Dec. 31, 2013 segment	Dec. 31, 2013 reporting_unit
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments	2	2